Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the unrecognized tax benefits
Unrecognized tax benefits, beginning balance	$ 4,130	$ 5,279
Increase related to current year tax positions	35	35
Increase related to prior year tax positions	35	182
Decrease as a result of lapse of statute of limitations	(36)	(881)
Decrease related to settlements with taxing authorities	(121)	(485)
Unrecognized tax benefits, ending balance	$ 4,043	$ 4,130